Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended
	Jan. 25, 2011	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Dividend paid by Spanish subsidiary		$ 3,400,000	$ 5,200,000	$ 5,300,000
Deferred income tax recorded for unremitted earnings		0
Total income tax expense		400,000	500,000	2,400,000
Total deferred income taxes		4,400,000	1,700,000	3,200,000
Undistributed earnings of other foreign subsidiaries		25,200,000	27,400,000
Income tax expense, interest	(4,663,000)	(51,453,000)	(54,765,000)	(51,691,000)
Uncertain tax benefits, accrued interest		1,400,000	1,200,000
Uncertain tax benefits, accrued penalties		500,000	500,000
Total increase in unrecognized tax benefits		300,000
Non-U.S. [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date		15,300,000
Deferred tax assets related to loss carryforwards and tax credits		4,500,000
Non-U.S. [Member] | Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date		3,900,000
Non-U.S. [Member] | Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date		300,000
State and Local Jurisdiction [Member]
Operating Loss Carryforwards [Line Items]
Non-U.S. net operating loss carryforwards with no expiration date		38,000,000
Deferred tax assets related to loss carryforwards and tax credits		16,400,000
Valuation allowance		1,100,000
Minimum [Member] | Non-U.S. [Member] | Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards		Dec. 31, 2018
Minimum [Member] | Non-U.S. [Member] | Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards		Dec. 31, 2023
Maximum [Member] | Non-U.S. [Member] | Expiration Period One [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards		Dec. 31, 2021
Maximum [Member] | Non-U.S. [Member] | Expiration Period Two [Member]
Operating Loss Carryforwards [Line Items]
Expiration period of foreign tax credit carryforwards		Dec. 31, 2024
UCI Holdings Limited [Member]
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits		1,800,000
Income tax expense, interest		$ 200,000	$ 300,000